AB Municipal Income Fund II

AB Arizona Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.4%
Long-Term Municipal Bonds – 100.4%
Arizona – 84.4%
Arizona Department of Transportation State Highway Fund Revenue Series 2013-A 5.00%, 07/01/2037 (Pre-refunded/ETM)	$3,000	$3,121,749
Arizona Game & Fish Department & Commission (Arizona Game & Fish Department & Commission State Lease) Series 2006 5.00%, 07/01/2026	1,000	1,003,963
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2034	3,000	3,417,553
Arizona Industrial Development Authority Series 2021-B 4.00%, 07/01/2051	1,000	1,091,131
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	1,046	1,191,840
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2045	1,000	1,150,512
Arizona Industrial Development Authority (North Carolina Central University Project) BAM Series 2019 5.00%, 06/01/2058	2,300	2,790,941
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2020 5.00%, 02/01/2037	1,500	1,935,696
Series 2021 4.00%, 02/01/2038(a)	1,500	1,805,700
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(b)	600	645,861
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2043-05/01/2048	2,100	2,216,698
Arizona State University Series 2014 5.00%, 08/01/2033	2,050	2,318,682
City of Buckeye AZ (Town of Buckeye AZ Excise Tax) Series 2015 5.00%, 07/01/2035	3,450	4,020,452
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	2,028,556

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ Water & Sewer Revenue Series 2012 5.00%, 07/01/2028	$2,000	$2,077,105
City of Mesa AZ Series 2013 5.00%, 07/01/2032 (Pre-refunded/ETM)	5,000	5,200,769
City of Mesa AZ Utility System Revenue Series 2016 4.00%, 07/01/2032	1,000	1,146,384
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2021-A 5.00%, 07/01/2045	1,500	1,971,922
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2033	750	919,387
Series 2019 5.00%, 07/01/2049	2,500	3,133,333
City of Tempe AZ (City of Glendale AZ COP) Series 2021 1.951%, 07/01/2031	1,250	1,248,940
City of Tempe AZ Excise Tax Revenue (City of Tempe AZ Excise Tax) Series 2016 5.00%, 07/01/2030	520	626,551
City of Tucson AZ Water System Revenue Series 2012 5.00%, 07/01/2028 (Pre-refunded/ETM)	500	520,291
5.00%, 07/01/2029 (Pre-refunded/ETM)	1,860	1,935,484
County of Pinal AZ Series 2014 5.00%, 08/01/2032	2,840	3,181,317
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,083,681
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	1,000	1,094,148
Glendale Municipal Property Corp. (Glendale Municipal Property Corp. Excise Tax) Series 2012-C 5.00%, 07/01/2038	2,500	2,644,510
Industrial Development Authority of the City of Phoenix (The) (Downtown Phoenix Student Housing LLC) Series 2018-A 5.00%, 07/01/2037-07/01/2042	2,250	2,693,563
Industrial Development Authority of the City of Phoenix (The) (JMF-Higley 2012 LLC) Series 2012 5.00%, 12/01/2032	2,500	2,631,076
La Paz County Industrial Development Authority (Harmony Public Schools) Series 2021 4.00%, 02/15/2041-02/15/2051	1,130	1,276,494

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Banner Health Obligated Group) Series 2016-A 5.00%, 01/01/2033-01/01/2035	$3,400	$4,128,783
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	830	997,477
Maricopa County Industrial Development Authority (GreatHearts Arizona Obligated Group) Series 2017-A 5.00%, 07/01/2037	750	888,272
Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 07/01/2036-07/01/2047	2,450	2,772,748
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034-07/01/2036	4,700	5,852,734
McAllister Academic Village LLC (Arizona State University) Series 2016 5.00%, 07/01/2037	2,500	2,970,633
Northern Arizona University BAM Series 2015 5.00%, 06/01/2034	1,000	1,152,109
Salt River Project Agricultural Improvement & Power District Series 2012-A 5.00%, 12/01/2029	1,500	1,553,775
Series 2021 5.00%, 01/01/2029(a)	2,750	3,580,768
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	2,500	3,532,443
5.25%, 12/01/2022-12/01/2023	1,165	1,262,520
Student & Academic Services LLC (Northern Arizona University) BAM Series 2014 5.00%, 06/01/2044	1,200	1,325,334
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2019 5.00%, 12/01/2054	815	883,599
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(b)	400	445,225
University of Arizona (The) Series 2014 5.00%, 08/01/2033	3,765	4,258,458
Western Maricopa Education Center District No. 402 Series 2014-B 4.50%, 07/01/2033-07/01/2034	3,940	4,369,711

		102,098,878

	Principal Amount (000)	U.S. $ Value

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(b)	$215	$252,718

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	225	295,457

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	465	480,463

Delaware – 0.5%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2036	520	606,278

Florida – 1.0%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2015 5.00%, 06/01/2035	1,000	1,141,762

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2056	200	242,239

Guam – 2.0%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	104,936
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	310	354,683
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	775	874,845
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	875	1,010,044
Territory of Guam Series 2019 5.00%, 11/15/2031	95	111,040

		2,455,548

Illinois – 2.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	335	419,051

	Principal Amount (000)	U.S. $ Value

Cook County Forest Preserve District Series 2012-C 5.00%, 12/15/2032	$2,360	$2,446,702

		2,865,753

Indiana – 0.2%
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020-A 3.00%, 11/01/2030	100	109,576
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	145	140,186

		249,762

Kentucky – 1.0%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.25%, 06/01/2041	1,000	1,186,905

Louisiana – 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	500	549,377
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	100	134,364

		683,741

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	59,010

New York – 2.0%
Metropolitan Transportation Authority Series 2020-E 5.00%, 11/15/2027	1,000	1,243,460
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The)) Series 2020-A 5.00%, 10/01/2050	755	1,200,207

		2,443,667

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	300	323,501

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	$500	$536,522

		860,023

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	320	326,841

Puerto Rico – 1.4%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	100	117,269
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	260	291,563
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	345	356,213
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	111,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	130	114,168
Series 2019-A 4.329%, 07/01/2040	105	119,099
5.00%, 07/01/2058	480	554,572

		1,664,446

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	165	163,991

Texas – 2.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	290	305,375
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,144,530
Series 2015-B 5.00%, 01/01/2034	1,300	1,490,210

		2,940,115

	Principal Amount (000)	U.S. $ Value

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	$225	$269,851
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2055(b)	100	112,836

		382,687

Total Municipal Obligations (cost $113,546,415)		121,400,284

	Shares

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $3,947,148)	3,947,148	3,947,148

Total Investments – 103.7% (cost $117,493,563)(f)		125,347,432
Other assets less liabilities – (3.7)%		(4,431,142)

Net Assets – 100.0%		$120,916,290

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	740	01/15/2025	2.565%	CPI#	Maturity	$24,846	$—	$24,846
USD	370	01/15/2025	2.585%	CPI#	Maturity	12,108	—	12,108
USD	370	01/15/2025	2.613%	CPI#	Maturity	11,675	—	11,675
USD	2,840	01/15/2028	1.230%	CPI#	Maturity	371,971	—	371,971
USD	2,140	01/15/2028	0.735%	CPI#	Maturity	366,382	—	366,382
USD	510	01/15/2030	1.572%	CPI#	Maturity	61,647	—	61,647
USD	510	01/15/2030	1.587%	CPI#	Maturity	60,837	—	60,837
USD	630	01/15/2031	2.680%	CPI#	Maturity	6,793	—	6,793
USD	330	04/15/2032	CPI#	2.722%	Maturity	804	—	804
USD	250	02/15/2041	CPI#	2.553%	Maturity	872	—	872
USD	202	02/15/2041	CPI#	2.500%	Maturity	(1,921)	—	(1,921)
USD	198	02/15/2041	CPI#	2.505%	Maturity	(1,641)	—	(1,641)
USD	480	02/15/2046	CPI#	2.391%	Maturity	(17,142)	—	(17,142)

						$897,231	$—	$897,231

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,200	01/15/2028	1.058%	3 Month LIBOR	Semi-Annual/ Quarterly	$(6,029)	$—	$(6,029)
USD	2,400	01/15/2028	1.209%	3 Month LIBOR	Semi-Annual/ Quarterly	(27,660)	—	(27,660)
USD	600	02/15/2041	3 Month LIBOR	1.751%	Quarterly/ Semi-Annual	12,466	—	12,466

						$(21,223)	$—	$(21,223)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,675	10/09/2029	1.120%	SIFMA*	Quarterly	$(34,445)	$—	$(34,445)
Citibank, NA	USD	1,675	10/09/2029	1.125%	SIFMA*	Quarterly	(35,184)	—	(35,184)

							$(69,629)	$—	$(69,629)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $3,763,341 or 3.1% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,879,120 and gross unrealized depreciation of investments was $(218,872), resulting in net unrealized appreciation of $8,660,248.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Arizona Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$121,400,284	$—	$121,400,284
Short-Term Investments	3,947,148	—	—	3,947,148

Total Investments in Securities	3,947,148	121,400,284	—	125,347,432
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	917,935	—	917,935
Centrally Cleared Interest Rate Swaps	—	12,466	—	12,466
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(20,704)	—	(20,704)
Centrally Cleared Interest Rate Swaps	—	(33,689)	—	(33,689)
Interest Rate Swaps	—	(69,629)	—	(69,629)

Total	$3,947,148	$122,206,663	$—	$126,153,811

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Fund	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,551	$7,057	$8,661	$3,947	$0	*

*	Amount less than $500